Consolidated Schedule of Investments Long Short Fund^ (Unaudited)
January 31, 2025

Number of Shares		Value
Long Positions 98.5%
Common Stocks 84.1%
Aerospace & Defense 1.4%
245,678	Airbus SE	$42,495,273
258,297	General Electric Co.	52,581,520
425,000	Standardaero, Inc.	11,407,000 *
		106,483,793
Application Software 0.3%
14,063	Canva, Inc.	20,064,104 *#(a)(b)
Banks 3.7%
419,436	Comerica, Inc.	28,236,431
549,472	JPMorgan Chase & Co.	146,873,866
148,524	PNC Financial Services Group, Inc.	29,845,898
962,981	Wells Fargo & Co.	75,882,903
		280,839,098
Beverages 0.5%
1,278,587	Keurig Dr. Pepper, Inc.	41,042,643 (c)
Biotechnology 0.5%
223,725	AbbVie, Inc.	41,143,028
Broadline Retail 4.4%
1,400,385	Amazon.com, Inc.	332,843,507 *(c)
Capital Markets 4.7%
952,371	Brookfield Asset Management Ltd. Class A	56,980,357
566,443	Brookfield Corp. Class A	34,666,311 (d)
401,525	CME Group, Inc.	94,968,693 (c)
250,911	KKR & Co., Inc.	41,919,701
38,101	MSCI, Inc.	22,737,534
187,617	S&P Global, Inc.	97,825,380
		349,097,976
Commercial Services 0.4%
2,041,517	Celebration Bidco Holdings LLC	30,622,755 *#(a)(b)
Commercial Services & Supplies 1.0%
337,300	Waste Management, Inc.	74,293,698
Consumer Finance 0.2%
198,299	Bread Financial Holdings, Inc.	12,558,276
Consumer Staples Distribution & Retail 1.4%
23,689	Costco Wholesale Corp.	23,212,377
847,447	Walmart, Inc.	83,185,398
		106,397,775
Containers & Packaging 0.8%
324,992	Avery Dennison Corp.	60,360,764
Number of Shares		Value
Electric Utilities 2.9%
449,799	Alliant Energy Corp.	$26,484,165
65,164	Constellation Energy Corp.	19,547,897
1,928,797	FirstEnergy Corp.	76,766,121
1,299,658	NextEra Energy, Inc.	93,003,526
		215,801,709
Electrical Equipment 1.0%
984,866	nVent Electric PLC	64,104,928
28,562	Rockwell Automation, Inc.	7,952,518
		72,057,446
Electronic Equipment, Instruments & Components 1.4%
896,396	Amphenol Corp. Class A	63,446,909
224,917	CDW Corp.	44,789,971
		108,236,880
Entertainment 1.6%
121,211	Netflix, Inc.	118,394,056 *
Financial Services 3.1%
207,084	MasterCard, Inc. Class A	115,020,666
303,605	Repay Holdings Corp.	2,267,929 *
346,006	Visa, Inc. Class A	118,264,851 (c)
		235,553,446
Food Products 0.4%
507,670	Mondelez International, Inc. Class A	29,439,783
Ground Transportation 2.9%
146,596	Norfolk Southern Corp.	37,425,959
649,338	Uber Technologies, Inc.	43,408,245 *
464,218	Union Pacific Corp.	115,028,578
170,200	XPO, Inc.	22,750,634 *
		218,613,416
Health Care Equipment & Supplies 1.8%
351,054	Abbott Laboratories	44,910,338
913,806	Boston Scientific Corp.	93,537,183 *
		138,447,521
Health Care Providers & Services 0.4%
54,859	UnitedHealth Group, Inc.	29,760,459
Health Care Technology 1.2%
2,169,015	Waystar Holding Corp.	87,172,713 *
Hotels, Restaurants & Leisure 2.3%
371,769	Chipotle Mexican Grill, Inc.	21,692,721 *
593,645	First Watch Restaurant Group, Inc.	12,454,672 *
434,091	McDonald's Corp.	125,322,072 (c)
439,657	Sweetgreen, Inc. Class A	14,473,508 *
		173,942,973
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Household Products 0.5%
232,481	Procter & Gamble Co.	$38,589,521
Interactive Media & Services 7.7%
1,085,940	Alphabet, Inc. Class A	221,553,479 (c)
2,616,311	Match Group, Inc.	93,402,303
380,646	Meta Platforms, Inc. Class A	262,333,610
		577,289,392
IT Services 0.5%
386,084	Okta, Inc.	36,376,834 *
Life Sciences Tools & Services 0.6%
74,253	Thermo Fisher Scientific, Inc.	44,384,731
Media 0.5%
2,052,113	Paramount Global Class B	22,326,989
119,998	Trade Desk, Inc. Class A	14,241,363 *
		36,568,352
Multi-Utilities 1.6%
3,760,579	CenterPoint Energy, Inc.	122,482,058
Oil, Gas & Consumable Fuels 1.5%
749,267	Chevron Corp.	111,783,144
Pharmaceuticals 0.8%
42,786	Eli Lilly & Co.	34,702,869
145,476	Johnson & Johnson	22,134,173
		56,837,042
Professional Services 1.7%
231,542	Equifax, Inc.	63,623,111
439,816	Jacobs Solutions, Inc.	61,631,416
		125,254,527
Semiconductors & Semiconductor Equipment 5.3%
284,187	Analog Devices, Inc.	60,216,384
60,505	ASML Holding NV	44,731,952
472,675	Broadcom, Inc.	104,588,797
3,216,011	indie Semiconductor, Inc. Class A	13,185,645 *(d)
1,445,133	NVIDIA Corp.	173,517,119
		396,239,897
Software 11.4%
359,091	Arctic Wolf Networks, Inc.	4,055,215 *#(a)(b)
11,664	Atlassian Corp. Class A	3,578,282 *
179,381	Grammarly, Inc. Class A	2,782,199 *#(a)(b)
59,714	HubSpot, Inc.	46,548,854 *
107,897	Intuit, Inc.	64,901,124
777,044	Microsoft Corp.	322,519,883 (c)
114,700	Onestream, Inc.	3,415,766 *
376,411	Salesforce, Inc.	128,619,639
86,691	ServiceNow, Inc.	88,284,381 *
Number of Shares		Value
Software – cont'd
190,691	Synopsys, Inc.	$100,204,307 *
334,090	Workday, Inc. Class A	87,551,625 *(c)
852,461,275
Specialized REITs 1.1%
76,973	Equinix, Inc.	70,327,151
74,775	SBA Communications Corp.	14,772,549
85,099,700
Specialty Retail 6.6%
33,093	Abercrombie & Fitch Co. Class A	3,950,642 *
186,303	Asbury Automotive Group, Inc.	55,272,374 *
31,436	Burlington Stores, Inc.	8,925,623 *
990,595	Chewy, Inc. Class A	38,613,393 *
2,026,590	Fanatics Holdings, Inc. Class A	155,520,517 *#(a)(b)
259,321	Home Depot, Inc.	106,835,066
991,369	TJX Cos., Inc.	123,712,938
492,830,553
Technology Hardware, Storage & Peripherals 4.3%
1,357,235	Apple, Inc.	320,307,460 (c)
Textiles, Apparel & Luxury Goods 0.8%
761,671	NIKE, Inc. Class B	58,572,500
Tobacco 0.9%
530,402	Philip Morris International, Inc.	69,058,340

Total Common Stocks (Cost $3,922,629,179)		6,307,303,145
Preferred Stocks 0.7%
Entertainment 0.1%
39,203	A24 Films LLC	5,741,993 #(a)(b)(e)
IT Services 0.1%
959,038	Cybereason, Inc. Series F	982,726 *#(a)(b)
658,071	Druva, Inc. Series 4	4,882,887 *#(a)(b)
480,112	Druva, Inc. Series 5	4,450,638 *#(a)(b)
10,316,251
Software 0.1%
55,626	Grammarly, Inc. Series 3	1,546,403 *#(a)(b)
180,619	Signifyd, Inc. Series Seed	1,157,768 *#(a)(b)
78,686	Signifyd, Inc. Series A	506,738 *#(a)(b)
325,371	Videoamp, Inc. Series F1	5,135,005 *#(a)(b)
8,345,914
Specialty Retail 0.4%
23,000	Fabletics LLC Series G	26,454,600 *#(a)(b)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Specialty Retail – cont'd
82,110	Savage X, Inc. Series C	$2,449,341 *#(a)(b)
		28,903,941
Total Preferred Stocks (Cost $58,686,273)		53,308,099
Number of Units
Master Limited Partnerships and Limited Partnerships 2.8%
Capital Markets 0.2%
390,828	AllianceBernstein Holding LP	15,656,569
Number of Units		Value
Multi-Utilities 1.3%
2,848,684	Brookfield Infrastructure Partners LP	$93,465,322
Oil, Gas & Consumable Fuels 1.3%
3,068,178	Enterprise Products Partners LP	100,176,012
Total Master Limited Partnerships and Limited Partnerships (Cost $156,968,703)		209,297,903

Principal Amount		Value
Corporate Bonds 0.0%(f)
Miscellaneous Manufacturer 0.0%(f)
$19,084,979	Anagram Holdings LLC/Anagram International, Inc., 10.00%, due 8/15/2026 (Cost $11,248,952)	$0 #(a)(b)(g)
Loan Assignments(h) 0.2%
Equipment Leasing 0.2%
	Celebration Bidco LLC
10,580,298	Term Loan, (3 mo. USD Term SOFR + 8.00%), 12.33%, due 12/29/2028	10,752,228 #(a)
2,050,462	Term Loan, (3 mo. USD Term SOFR + 8.00%), 12.29%, due 12/29/2028	2,050,462 #(b)
Total Loan Assignments (Cost $12,431,830)		12,802,690

Convertible Bonds 0.3%
Software 0.3%
19,850	Arctic Wolf Networks, Inc., 0.00% Cash/3.00% PIK, due 9/29/2027 (Cost $19,850,000)	22,867,200 #(a)(b)(i)
Total Purchased Option Contracts 0.0%(f)(j) (Cost $782,053)		1,090,050
Number of Shares

Short-Term Investments 10.4%
Investment Companies 10.4%
772,026,958	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.33%(k)	772,026,958
8,180,915	State Street Navigator Securities Lending Government Money Market Portfolio, 4.39%(k)	8,180,915 (l)
Total Short-Term Investments (Cost $780,207,873)		780,207,873
Total Long Positions (98.5%) (Cost $4,962,804,863)		7,386,876,960
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)

Number of Shares		Value

Short Positions ((10.2)%)
Common Stocks Sold Short (10.2)%
Automobiles (0.2)%
(35,186)	Tesla, Inc.	$(14,236,256)*
Capital Markets (1.2)%
(942,105)	DigitalBridge Group, Inc.	(10,334,892)
(50,348)	FactSet Research Systems, Inc.	(23,885,595)
(334,481)	Moelis & Co.	(26,186,517)
(258,549)	T. Rowe Price Group, Inc.	(30,229,549)
(90,636,553)
Consumer Staples Distribution & Retail (0.1)%
(9,564)	Casey's General Stores, Inc.	(4,033,808)
Electric Utilities (0.5)%
(543,961)	Exelon Corp.	(21,758,440)
(175,780)	Southern Co.	(14,756,731)
(36,515,171)
Food Products (0.9)%
(383,194)	Campbell's Co.	(14,856,431)
(285,965)	Conagra Brands, Inc.	(7,403,634)
(248,034)	Flowers Foods, Inc.	(4,849,065)
(211,018)	General Mills, Inc.	(12,690,623)
(244,808)	J.M. Smucker Co.	(26,167,527)
(65,967,280)
Health Care Equipment & Supplies (0.3)%
(265,796)	Dexcom, Inc.	(23,079,067)*
Health Care Providers & Services (0.5)%
(132,092)	Centene Corp.	(8,457,850)*
(30,685)	Cigna Group	(9,027,834)
(60,655)	DaVita, Inc.	(10,687,411)*
(22,364)	Elevance Health, Inc.	(8,849,435)
(37,022,530)
Hotels, Restaurants & Leisure (0.6)%
(93,327)	Cava Group, Inc.	(12,603,811)*
(116,203)	Darden Restaurants, Inc.	(22,687,474)
(138,927)	Restaurant Brands International, Inc.	(8,549,568)
(249,882)	Wendy's Co.	(3,705,750)
(47,546,603)
Number of Shares		Value

Household Durables (0.0)%(f)
(10,364)	Helen of Troy Ltd.	$(640,288)*
Insurance (0.1)%
(219,773)	Lemonade, Inc.	(7,305,254)*
(233,563)	Oscar Health, Inc.	(3,877,146)*
(11,182,400)
Life Sciences Tools & Services (0.1)%
(39,881)	Charles River Laboratories International, Inc.	(6,570,794)*
Machinery (0.7)%
(150,100)	AGCO Corp.	(15,674,943)
(69,227)	Graco, Inc.	(5,826,837)
(75,772)	Illinois Tool Works, Inc.	(19,637,071)
(64,650)	ITT, Inc.	(9,763,443)
(50,902,294)
Media (0.7)%
(1,198,792)	Interpublic Group of Cos., Inc.	(34,369,366)
(208,996)	Omnicom Group, Inc.	(18,138,763)
(52,508,129)
Oil, Gas & Consumable Fuels (0.4)%
(1,500,000)	Venture Global, Inc.	(30,675,000)*
Pharmaceuticals (0.1)%
(153,632)	Bristol-Myers Squibb Co.	(9,056,606)
Professional Services (0.9)%
(387,275)	ExlService Holdings, Inc.	(19,464,442)*
(335,770)	Genpact Ltd.	(16,348,641)
(92,380)	Paycom Software, Inc.	(19,174,393)
(153,261)	Robert Half, Inc.	(9,929,780)
(64,917,256)
Semiconductors & Semiconductor Equipment (0.3)%
(113,970)	ARM Holdings PLC	(18,183,913)*
(35,221)	Texas Instruments, Inc.	(6,502,149)
(24,686,062)
Specialized REITs (0.4)%
(262,806)	Lamar Advertising Co.	(33,223,935)
Specialty Retail (1.4)%
(319,115)	Advance Auto Parts, Inc.	(15,477,078)
(414,614)	CarMax, Inc.	(35,507,543)*
(191,380)	Floor & Decor Holdings, Inc.	(19,157,138)*
(303,042)	Sonic Automotive, Inc.	(22,500,868)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Specialty Retail – cont'd
(323,665)	Upbound Group, Inc.	$(9,496,331)
(102,138,958)
Technology Hardware, Storage & Peripherals (0.0)%(f)
(85,740)	Super Micro Computer, Inc.	(2,445,305)*
Textiles, Apparel & Luxury Goods (0.5)%
(114,931)	Amer Sports, Inc.	(3,674,344)*
(260,502)	G-III Apparel Group Ltd.	(8,132,873)*
(75,000)	Kontoor Brands, Inc.	(6,888,750)
(84,199)	Oxford Industries, Inc.	(7,060,928)
(88,724)	PVH Corp.	(7,949,670)
(33,706,565)
Number of Shares		Value

Trading Companies & Distributors (0.3)%
(22,951)	WW Grainger, Inc.	$(24,389,339)
Total Short Positions (Proceeds $(700,788,799))		(766,080,199)

Total Investments 88.3% (Cost $4,262,016,064)		6,620,796,761
Other Assets Less Liabilities 11.7%		873,277,902 (m)
Net Assets 100.0%		$7,494,074,663

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of January 31, 2025 in accordance with procedures approved by the valuation designee. Total value of all such securities at January 31, 2025 amounted to $291,270,551, which represents 3.9% of net assets of the Fund.

(c)
All or a portion of the security is pledged as collateral for securities sold short and/or options written.  At
January 31, 2025, the Fund had securities pledged in the amount of $468,493,140 to cover collateral requirements for securities sold short and/or options written.

(d)
All or a portion of this security is on loan at January 31, 2025. Total value of all such securities at January 31,
2025 amounted to $14,074,809, collateralized by cash collateral of $8,180,915 and non-cash (U.S. Treasury
Securities and U.S. Government Agency Securities) collateral of $6,760,466 for the Fund.

(e)	Security represented in Units.
(f)	Represents less than 0.05% of net assets of the Fund.
(g)	Defaulted security.
(h)	Variable or floating rate security. The interest rate shown was the current rate as of January 31, 2025 and changes periodically.
(i)	Payment-in-kind (PIK) security.
(j)	See "Purchased option contracts" under Derivative Instruments.
(k)	Represents 7-day effective yield as of January 31, 2025.
(l)	Represents investment of cash collateral received from securities lending.
(m)	Includes the impact of the Fund’s open positions in derivatives at January 31, 2025.
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at January 31, 2025 amounted to $302,022,779, which represents 4.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 1/31/2025	Fair Value Percentage of Net Assets as of 1/31/2025
A24 Films LLC (Preferred Units)	2/25/2022	$4,463,654	$5,741,993	0.1%
Anagram Holdings LLC/Anagram International, Inc.	5/6/2020-8/15/2023	11,248,952	—	0.0%
Arctic Wolf Networks, Inc.	12/31/2021	3,950,001	4,055,215	0.1%
Arctic Wolf Networks, Inc. (Convertible Bonds)	9/30/2022	19,850,000	22,867,200	0.3%
Canva, Inc.	3/19/2024	15,000,454	20,064,104	0.3%
Celebration Bidco Holdings LLC	12/29/2023	30,622,755	30,622,755	0.4%
Celebration Bidco LLC	12/29/2023-12/31/2024	10,381,368	10,752,228	0.1%
Celebration Bidco LLC	1/31/2025	2,050,462	2,050,462	0.0%
Cybereason, Inc. (Series F Preferred Shares)	7/13/2021	4,750,000	982,726	0.0%
Druva, Inc. (Series 4 Preferred Shares)	6/14/2019	3,429,998	4,882,887	0.1%
Druva, Inc. (Series 5 Preferred Shares)	4/1/2021	4,500,000	4,450,638	0.1%
Fabletics LLC (Series G Preferred Shares)	1/10/2022	23,000,000	26,454,600	0.3%
Fanatics Holdings, Inc. Class A	8/13/2020-4/29/2021	35,957,294	155,520,517	2.1%
Grammarly, Inc. (Series 3 Preferred Shares)	12/23/2021-1/24/2022	1,458,063	1,546,403	0.0%
Grammarly, Inc. Class A	12/23/2021-1/24/2022	4,701,917	2,782,199	0.0%
Savage X, Inc. (Series C Preferred Shares)	11/30/2021	3,949,983	2,449,341	0.0%
Signifyd, Inc. (Series A Preferred Shares)	5/27/2021	2,427,463	506,738	0.0%
Signifyd, Inc. (Series Seed Preferred Shares)	5/27/2021	5,572,107	1,157,768	0.0%
Videoamp, Inc. (Series F1 Preferred Shares)	1/4/2022	5,135,005	5,135,005	0.1%
Total		$192,449,476	$302,022,779	4.0%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At January 31, 2025, open positions in futures for the Fund were as follows:

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3/2025	959	NASDAQ 100 E-Mini Index	$(414,081,815)	$9,061,548
3/2025	6,579	S&P 500 E-Mini Index	(1,995,821,888)	29,162,689
Total Futures				$38,224,237
Total return basket swap contracts ("total return basket swaps")
At January 31, 2025, the Fund had outstanding total return basket swaps(a) as follows:
Over-the-counter total return basket swaps—Short(b)

Counterparty	Reference Entity	Effective Variable Rate(c)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Maturity Date(s)	Value
JPM	JPNBLQGS	4.88%	0.55%	OBFR	1M/T	1/21/2026	$(22,736,338)
JPM	JPNBSX10	4.87%	0.54%	OBFR	1M/T	9/8/2025	(2,895,159)
Total							$(25,631,497)
(a) The following table represents required component disclosures associated with the total return basket swaps:
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS
Sprouts Farmers Market Inc	(15,100)	$(7,219,478)	$(1,318,674)	5.7%
Palantir Technologies Inc	(21,128)	(5,262,717)	(961,261)	4.2%
GoDaddy Inc	(6,535)	(4,195,850)	(766,393)	3.3%
Jabil Inc	(6,861)	(3,364,561)	(614,554)	2.7%
Pure Storage Inc	(14,758)	(3,020,908)	(551,784)	2.4%
Palo Alto Networks Inc	(4,896)	(2,726,491)	(498,007)	2.2%
Nutanix Inc	(12,286)	(2,550,982)	(465,950)	2.0%
Vistra Corp	(5,010)	(2,541,752)	(464,264)	2.0%
Performance Food Group Co	(8,664)	(2,362,579)	(431,537)	1.9%
Take-Two Interactive Software Inc	(4,137)	(2,317,351)	(423,276)	1.8%
Crowdstrike Holdings Inc	(1,764)	(2,120,859)	(387,386)	1.7%
Marvell Technology Inc	(5,842)	(1,990,925)	(363,652)	1.6%
Wix.com Ltd	(2,751)	(1,984,744)	(362,523)	1.6%
Coherent Corp	(6,414)	(1,752,608)	(320,123)	1.4%
Dropbox Inc	(17,282)	(1,677,734)	(306,446)	1.3%
Royal Caribbean Cruises Ltd	(2,072)	(1,668,127)	(304,692)	1.3%
F5 Inc	(1,846)	(1,656,511)	(302,570)	1.3%
Monolithic Power Systems Inc	(795)	(1,529,946)	(279,452)	1.2%
Trade Desk Inc/The	(4,225)	(1,513,927)	(276,526)	1.2%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBLQGS (cont’d)
Live Nation Entertainment Inc	(3,401)	$(1,485,882)	$(271,404)	1.2%
Cencora Inc	(1,856)	(1,424,919)	(260,268)	1.1%
New York Times Co/The	(8,548)	(1,401,562)	(256,002)	1.1%
HubSpot Inc	(586)	(1,378,828)	(251,850)	1.1%
Murphy USA Inc	(836)	(1,270,065)	(231,984)	1.0%
NXP Semiconductors NV	(1,985)	(1,250,201)	(228,355)	1.0%
Lumentum Holdings Inc	(4,671)	(1,199,766)	(219,143)	1.0%
Dynatrace Inc	(6,837)	(1,192,304)	(217,780)	0.9%
Vertiv Holdings Co	(3,192)	(1,127,829)	(206,004)	0.9%
Group 1 Automotive Inc	(802)	(1,105,654)	(201,953)	0.9%
Datadog Inc	(2,460)	(1,060,125)	(193,637)	0.8%
Taylor Morrison Home Corp	(5,328)	(1,036,977)	(189,409)	0.8%
Texas Roadhouse Inc	(1,849)	(1,010,930)	(184,651)	0.8%
PulteGroup Inc	(2,905)	(998,086)	(182,305)	0.8%
Axon Enterprise Inc	(507)	(997,599)	(182,216)	0.8%
Booking Holdings Inc	(67)	(965,078)	(176,276)	0.8%
Elastic NV	(2,813)	(956,214)	(174,657)	0.8%
Electronic Arts Inc	(2,527)	(937,861)	(171,305)	0.7%
Cloudflare Inc	(2,113)	(883,187)	(161,318)	0.7%
Silicon Laboratories Inc	(2,155)	(882,275)	(161,152)	0.7%
Microchip Technology Inc	(5,228)	(857,116)	(156,557)	0.7%
Hyatt Hotels Corp	(1,784)	(852,255)	(155,669)	0.7%
Coty Inc	(37,750)	(835,530)	(152,614)	0.7%
Maximus Inc	(3,645)	(828,611)	(151,350)	0.7%
Hilton Worldwide Holdings Inc	(1,055)	(815,848)	(149,019)	0.6%
Zscaler Inc	(1,280)	(783,237)	(143,062)	0.6%
Chipotle Mexican Grill Inc	(4,368)	(769,527)	(140,558)	0.6%
Skechers USA Inc	(3,350)	(762,033)	(139,189)	0.6%
Pinterest Inc	(7,595)	(755,894)	(138,068)	0.6%
KB Home	(3,622)	(733,778)	(134,028)	0.6%
MongoDB Inc	(888)	(733,068)	(133,899)	0.6%
Other Securities	(423,385)	(43,024,700)	(7,858,675)	34.3%
		$(125,774,989)	$(22,973,427)
Accrued Net Interest Receivable/(Payable)			237,089
$(22,736,338)
JPNBSX10
JPMorgan Chase & Co	(6,572)	(1,716,138)	(69,115)	2.3%
Eli Lilly & Co	(1,889)	(1,497,155)	(60,296)	2.0%
Visa Inc	(4,057)	(1,354,589)	(54,554)	1.8%
UnitedHealth Group Inc	(2,214)	(1,173,277)	(47,252)	1.5%
Exxon Mobil Corp	(10,636)	(1,110,081)	(44,707)	1.5%
Mastercard Inc	(1,943)	(1,054,469)	(42,468)	1.4%
Costco Wholesale Corp	(1,079)	(1,032,576)	(41,586)	1.4%
Walmart Inc	(10,598)	(1,016,382)	(40,934)	1.3%
Home Depot Inc/The	(2,399)	(965,481)	(38,884)	1.3%
Netflix Inc	(1,007)	(960,963)	(38,702)	1.3%
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
Reference Entity	Shares	Notional Amount	Unrealized Appreciation/ (Depreciation)	Component Weighting
JPNBSX10 (cont’d)
Procter & Gamble Co/The	(5,704)	$(925,020)	$(37,254)	1.2%
Johnson & Johnson	(5,808)	(863,265)	(34,767)	1.1%
Salesforce Inc	(2,259)	(753,972)	(30,365)	1.0%
AbbVie Inc	(4,192)	(753,211)	(30,335)	1.0%
Bank of America Corp	(15,827)	(715,918)	(28,833)	0.9%
Oracle Corp	(3,772)	(626,761)	(25,242)	0.8%
Wells Fargo & Co	(7,836)	(603,227)	(24,294)	0.8%
Chevron Corp	(4,058)	(591,506)	(23,822)	0.8%
Merck & Co Inc	(6,108)	(589,696)	(23,749)	0.8%
Coca-Cola Co/The	(9,379)	(581,641)	(23,425)	0.8%
Cisco Systems Inc	(9,434)	(558,528)	(22,494)	0.7%
International Business Machines Corp	(2,194)	(548,152)	(22,076)	0.7%
Accenture PLC	(1,427)	(536,784)	(21,618)	0.7%
Thermo Fisher Scientific Inc	(907)	(529,691)	(21,333)	0.7%
Abbott Laboratories	(4,092)	(511,381)	(20,595)	0.7%
Linde PLC	(1,141)	(497,224)	(20,025)	0.7%
General Electric Co	(2,475)	(492,290)	(19,826)	0.6%
PepsiCo Inc	(3,338)	(491,490)	(19,794)	0.6%
McDonald's Corp	(1,715)	(483,614)	(19,477)	0.6%
Intuitive Surgical Inc	(861)	(480,952)	(19,370)	0.6%
ServiceNow Inc	(482)	(479,741)	(19,321)	0.6%
Walt Disney Co/The	(4,333)	(478,643)	(19,277)	0.6%
Philip Morris International Inc	(3,753)	(477,408)	(19,227)	0.6%
Goldman Sachs Group Inc/The	(735)	(459,585)	(18,509)	0.6%
QUALCOMM Inc	(2,678)	(452,357)	(18,218)	0.6%
Advanced Micro Devices Inc	(3,979)	(450,736)	(18,153)	0.6%
Adobe Inc	(1,046)	(446,985)	(18,002)	0.6%
Caterpillar Inc	(1,156)	(419,316)	(16,887)	0.6%
Intuit Inc	(682)	(400,506)	(16,130)	0.5%
American Express Co	(1,291)	(400,397)	(16,126)	0.5%
RTX Corp	(3,149)	(396,654)	(15,975)	0.5%
Morgan Stanley	(2,928)	(396,043)	(15,950)	0.5%
AT&T Inc	(17,069)	(395,726)	(15,937)	0.5%
Verizon Communications Inc	(10,213)	(393,034)	(15,829)	0.5%
Texas Instruments Inc	(2,174)	(392,129)	(15,793)	0.5%
S&P Global Inc	(762)	(388,043)	(15,628)	0.5%
Blackrock Inc	(348)	(365,272)	(14,711)	0.5%
Booking Holdings Inc	(78)	(361,108)	(14,543)	0.5%
Citigroup Inc	(4,483)	(356,625)	(14,363)	0.5%
Amgen Inc	(1,271)	(354,552)	(14,279)	0.5%
Other Securities	(464,916)	(43,777,896)	(1,763,105)	57.6%
		$(76,058,190)	$(3,063,155)
Accrued Net Interest Receivable/(Payable)			167,996
$(2,895,159)
Total Return Basket Swaps, at Value			$(25,631,497)

See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
(b)
The Fund receives a specified rate based on a reference rate plus or minus a spread, and pays the total return on the reference entity. The cash flows may be denominated in various foreign currencies based on the local currencies of the positions within the swaps.

(c)	Effective rate at January 31, 2025.
Purchased option contracts ("options purchased")
At January 31, 2025, the Fund had outstanding options purchased as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls
Interactive Media & Services
Match Group, Inc.	3,900	$13,923,000	$35	3/21/2025	$1,090,050
Total options purchased (cost $782,053)					$1,090,050
Written option contracts ("options written")
At January 31, 2025, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Interactive Media & Services
Match Group, Inc.	3,900	$(13,923,000)	$27.5	5/16/2025	$(196,950)
Total options written (premium received $463,406)					$(196,950)
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s long investments as of January 31, 2025:
Asset Valuation Inputs	Level 1	Level 2	Level 3 (a)	Total
Investments:
Common Stocks
Aerospace & Defense	$63,988,520	$42,495,273	$—	$106,483,793
Application Software	—	—	20,064,104	20,064,104
Commercial Services	—	—	30,622,755	30,622,755
Software	845,623,861	—	6,837,414	852,461,275
Specialty Retail	337,310,036	—	155,520,517	492,830,553
Other Common Stocks#	4,804,840,665	—	—	4,804,840,665
Total Common Stocks	6,051,763,082	42,495,273	213,044,790	6,307,303,145
Preferred Stocks#	—	—	53,308,099	53,308,099
Master Limited Partnerships and Limited Partnerships#	209,297,903	—	—	209,297,903
Corporate Bonds#	—	—	—	—
Loan Assignments
Equipment Leasing	—	2,050,462	10,752,228	12,802,690
Convertible Bonds#	—	—	22,867,200	22,867,200
Options Purchased@	1,090,050	—	—	1,090,050
Short-Term Investments	—	780,207,873	—	780,207,873
Total Investments	$6,262,151,035	$824,753,608	$299,972,317	$7,386,876,960

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
@	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 1/31/2025	Net change in unrealized appreciation/ (depreciation) from investments still held as of 1/31/2025
Investments in Securities:
Common Stocks(1)	$213,245	$—	$—	$(200)	$—	$—	$—	$—	$213,045	$(200)
Preferred Stocks(1)	54,198	—	—	(890)	—	—	—	—	53,308	(890)
Corporate Bonds(2)	—	—	—	—	—	—	—	—	—	—
Loan Assignments(3)	10,417	11	—	204	120	—	—	—	10,752	204
Convertible Bonds(1)	22,867	—	—	—	—	—	—	—	22,867	—
Total	$300,727	$11	$—	$(886)	$120	$—	$—	$—	$299,972	$(886)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 1/31/2025	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$213,044,790	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	4.0x - 12.5x	5.2x	Increase
See Notes to Consolidated Schedule of Investments

Consolidated Schedule of Investments Long Short Fund^ (Unaudited)  (cont’d)
		Market Approach	Discount Rate	3.9% - 4.0%	4.0%	Decrease
		Market Approach	Term (Years)	1.8 - 2.2	2.0	Decrease
		Market Approach	Expected Volatility	65.0% - 80.0%	74.1%	Decrease
		Market Approach	Transaction Price	$9.06 - $1,280.00	$1,057.60	Increase
		Market Approach	Enterprise value/ EBITDA (EV/EBITDA)	9.7x	9.7x	Increase
Preferred Stocks	$47,566,106	Market Approach	Enterprise value/ Revenue multiple(c) (EV/Revenue)	0.8x - 10.4x	5.2x	Increase
		Market Approach	Discount Rate	0.3% - 4.2%	3.6%	Decrease
		Market Approach	Term (Years)	1.2 - 3.2	2.4	Decrease
		Market Approach	Expected Volatility	60.0% - 70.0%	62.6%	Decrease
		Market Approach	Transaction Price	$1,150.00	$1,150.00	Increase
Convertible Bonds	22,867,200	Income Approach	Credit Yield Spread	4.9%	4.9%	Decrease
Preferred Units	5,741,993	Market Approach	Transaction Price	$146.47	$146.47	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

(2) At January 31, 2025, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund’s net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

(3) At January 31, 2025 this security was valued by an independent pricing service using significant unobservable inputs.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s short investments as of January 31, 2025:
Liability Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks Sold Short#	$(766,080,199)	$—	$—	$(766,080,199)
Total Short Positions	$(766,080,199)	$—	$—	$(766,080,199)

#	The Consolidated Schedule of Investments provides information on the industry or sector categorization.
The following is a summary, categorized by Level (see the Notes to Consolidated Schedule of Investments), of inputs used to value the Fund’s derivatives as of January 31, 2025:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$38,224,237	$—	$—	$38,224,237
Swaps
Liabilities	—	(25,631,497)	—	(25,631,497)
Options Written
Liabilities	(196,950)	—	—	(196,950)
Total	$38,027,287	$(25,631,497)	$—	$12,395,790

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Consolidated Schedule of Investments

Notes to Consolidated Schedule of Investments Long Short Fund (Unaudited)

In accordance with Accounting Standards Codification 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Long Short Fund (the “Fund”) are carried at the value that Management believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund's investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Fund's investments (long and short positions) in equity securities, preferred stocks, master limited partnerships and limited partnerships, and exchange-traded options purchased and written, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Fund's investments for long and short positions in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid or offer quotations, respectively, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Fund:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit-specific details, relevant listed bond and preferred stock prices and Other Market Information.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements and other information reports.

Notes to Consolidated Schedule of Investments Long Short Fund (Unaudited)  (cont’d)
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of total return basket swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund's Board of Trustees designated Management as the Fund's valuation designee. As the Fund's valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Fund's investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). Management has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time at which the Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which the Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time at which the Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices the Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements and other information reports.

Notes to Consolidated Schedule of Investments Long Short Fund (Unaudited)  (cont’d)
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
To facilitate compliance with certain requirements necessary to maintain its status as a regulated investment company, the Fund formed NB A24 Long Short Blocker LLC (the "Blocker"), a Delaware limited liability company, to hold interests in certain private placements. The Blocker is a wholly owned subsidiary of the Fund.
As of January 31, 2025, the value of the Fund investment in the Blocker was as follows:
Investment in Blocker	Percentage of Net Assets
$5,688,176	0.1%
For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements and other information reports.

Notes to Consolidated Schedule of Investments Long Short Fund (Unaudited) (cont'd)
Legend

Counterparties:
JPM	= JPMorgan Chase Bank N.A.
Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
OBFR	= United States Overnight Bank Funding Rate
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements and other information.